UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2021

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2021

WESTERN ASSET

SMASh SERIES CORE

PLUS COMPLETION FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset SMASh Series Core Plus Completion Fund for the six-month reporting period ended August 31, 2021.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2021

II	Western Asset SMASh Series Core Plus Completion Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2021 and February 28, 2021 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2021 and held for the six months ended August 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
5.06%	$1,000.00	$1,050.60	0.00%	$0.00	5.00%	$1,000.00	$1,025.21	0.00%	$0.00

[1]	For the six months ended August 31, 2021.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

2	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

Schedule of investments (unaudited)

August 31, 2021

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 25.0%
Communication Services — 3.6%
Diversified Telecommunication Services — 0.6%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	5,620,000	$5,840,416	(a)
AT&T Inc., Senior Notes	3.100%	2/1/43	6,300,000	6,249,426
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	3,040,000	3,304,328	(a)
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	3,000,000	3,776,127
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	5,000,000	5,815,924
Total Diversified Telecommunication Services				24,986,221
Entertainment — 0.1%
Netflix Inc., Senior Notes	5.875%	2/15/25	2,845,000	3,268,194
Interactive Media & Services — 0.8%
Alphabet Inc., Senior Notes	2.050%	8/15/50	4,000,000	3,635,375
Tencent Holdings Ltd., Senior Notes	3.680%	4/22/41	6,780,000	7,182,515	(a)
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	17,830,000	19,337,557	(a)
Total Interactive Media & Services				30,155,447
Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	3,470,000	3,632,032	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	3,100,000	3,251,435	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,400,000	1,464,652	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	7,950,000	8,318,284
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	640,000	658,604
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	100,000	113,211
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,000,000	2,794,551

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	7,500,000	$8,780,017
DISH DBS Corp., Senior Notes	5.875%	11/15/24	5,100,000	5,488,875
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,220,000	1,398,974
DISH DBS Corp., Senior Notes	5.125%	6/1/29	3,150,000	3,138,187	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	3,000,000	3,898,244
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	2,500,000	3,646,150
Total Media				46,583,216
Wireless Telecommunication Services — 0.9%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	1,500,000	2,155,374
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	450,000	451,134	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	7,080,000	7,134,728	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	650,000	848,097
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	3,980,000	6,101,579
Sprint Corp., Senior Notes	7.875%	9/15/23	180,000	204,156
Sprint Corp., Senior Notes	7.625%	2/15/25	1,973,000	2,338,005
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	1,350,000	1,380,375
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	4,230,000	4,288,163
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	2,270,000	2,419,820	(a)
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	5,000,000	4,972,950
T-Mobile USA Inc., Senior Secured Notes	3.300%	2/15/51	5,000,000	5,021,575
Total Wireless Telecommunication Services				37,315,956
Total Communication Services				142,309,034
Consumer Discretionary — 3.2%
Automobiles — 1.2%
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	200,000	219,750
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	5,580,000	5,782,275
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	3,220,000	3,449,956
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	250,000	263,508

See Notes to Financial Statements.

4	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Automobiles — continued
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	2,130,000	$2,124,973
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	27,260,000	28,794,329
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	5,820,000	6,002,370
Total Automobiles				46,637,161
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	2,900,000	3,140,954	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,370,000	1,680,894
Total Diversified Consumer Services				4,821,848
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	460,000	466,325	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	1,960,000	1,952,915	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	310,000	355,809
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	4,240,000	4,453,696	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	1,800,000	1,946,646	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	1,100,000	1,093,284	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	2,630,000	2,731,794
McDonald’s Corp., Senior Notes	4.200%	4/1/50	5,000,000	6,146,936
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	3,540,000	3,504,883	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	7,740,000	7,849,985	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,110,000	1,104,711	(a)
Total Hotels, Restaurants & Leisure				31,606,984
Household Durables — 0.2%
Lennar Corp., Senior Notes	4.500%	4/30/24	1,420,000	1,544,648
Lennar Corp., Senior Notes	4.750%	5/30/25	160,000	179,019
Lennar Corp., Senior Notes	5.250%	6/1/26	606,000	700,688

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Household Durables — continued
Lennar Corp., Senior Notes	5.000%	6/15/27	280,000	$326,267
Lennar Corp., Senior Notes	4.750%	11/29/27	2,040,000	2,376,743
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	1,650,000	2,128,385
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	1,850,000	1,930,937
Total Household Durables				9,186,687
Internet & Direct Marketing Retail — 0.5%
Prosus NV, Senior Notes	3.061%	7/13/31	19,380,000	18,976,669	(a)
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	3.350%	4/15/50	3,000,000	3,346,026
Lowe’s Cos. Inc., Senior Notes	3.000%	10/15/50	5,000,000	5,039,088
Total Specialty Retail				8,385,114
Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	450,000	478,125	(a)
Hanesbrands Inc., Senior Notes	5.375%	5/15/25	3,760,000	3,953,565	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,840,000	2,010,200	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	694,000	711,010
Total Textiles, Apparel & Luxury Goods				7,152,900
Total Consumer Discretionary				126,767,363
Consumer Staples — 2.0%
Beverages — 0.5%
Anheuser-Busch InBev
Worldwide Inc., Senior Notes	5.550%	1/23/49	10,000,000	13,927,886
Anheuser-Busch InBev
Worldwide Inc., Senior Notes	4.500%	6/1/50	2,000,000	2,490,741
Coca-Cola Co., Senior Notes	2.500%	3/15/51	1,510,000	1,466,492
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	300,000	318,029
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	1,560,000	1,746,905
Total Beverages				19,950,053
Food Products — 0.8%
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	1,360,000	1,571,385
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	432,000	585,663
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	1,130,000	1,690,799
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	330,000	501,639	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	330,000	394,278
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	1,810,000	2,293,558
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	4,960,000	6,377,548

See Notes to Financial Statements.

6	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Food Products — continued
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	2,160,000	$2,508,923
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	4,010,000	4,995,201
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	2,730,000	3,648,668
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	580,000	595,950	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	5/15/28	2,670,000	2,973,385	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	3,000,000	2,924,918	(a)
Total Food Products				31,061,915
Tobacco — 0.7%
Altria Group Inc., Senior Notes	5.800%	2/14/39	5,000,000	6,268,924
Altria Group Inc., Senior Notes	5.950%	2/14/49	7,500,000	9,756,955
Altria Group Inc., Senior Notes	6.200%	2/14/59	792,000	1,031,685
BAT Capital Corp., Senior Notes	3.734%	9/25/40	10,000,000	9,939,384
BAT Capital Corp., Senior Notes	3.984%	9/25/50	2,500,000	2,479,987
Total Tobacco				29,476,935
Total Consumer Staples				80,488,903
Energy — 7.3%
Oil, Gas & Consumable Fuels — 7.3%
Apache Corp., Senior Notes	5.100%	9/1/40	16,268,000	18,118,810
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	5,000,000	4,760,316
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	4,820,000	5,236,248	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	3,160,000	3,337,750
Continental Resources Inc., Senior Notes	4.375%	1/15/28	10,830,000	12,171,945
Devon Energy Corp., Senior Notes	8.250%	8/1/23	320,000	361,068	(a)
Devon Energy Corp., Senior Notes	5.250%	10/15/27	170,000	180,911	(a)
Devon Energy Corp., Senior Notes	5.875%	6/15/28	720,000	792,983	(a)
Devon Energy Corp., Senior Notes	5.000%	6/15/45	5,000,000	5,926,346
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,170,000	1,256,112
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	30,000	30,387
EOG Resources Inc., Senior Notes	4.950%	4/15/50	3,000,000	4,044,959
EQT Corp., Senior Notes	3.000%	10/1/22	905,000	925,209
EQT Corp., Senior Notes	3.900%	10/1/27	11,880,000	12,842,755
EQT Corp., Senior Notes	5.000%	1/15/29	180,000	204,959

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	5,000,000	$5,542,129
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	500,000	599,995	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,850,000	3,760,034	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	300,000	434,439
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	5,000,000	6,497,995
MEG Energy Corp., Senior Notes	5.875%	2/1/29	1,030,000	1,062,141	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	1,780,000	1,981,285
MPLX LP, Senior Notes	4.875%	6/1/25	1,710,000	1,924,297
MPLX LP, Senior Notes	4.500%	4/15/38	2,000,000	2,291,213
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	15,000,000	19,647,300
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	11,829,000	14,123,767
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	5,000,000	6,332,375
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	53,230,000	60,865,045
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	7,380,000	7,383,395
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,650,000	1,804,176
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,000,000	969,980
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	330,000	267,449
Qatar Petroleum, Senior Notes	2.250%	7/12/31	13,090,000	13,218,374	(a)
Qatar Petroleum, Senior Notes	3.125%	7/12/41	7,790,000	8,036,553	(a)
Qatar Petroleum, Senior Notes	3.300%	7/12/51	8,430,000	8,725,471	(a)
Range Resources Corp., Senior Notes	5.875%	7/1/22	211,000	215,783
Range Resources Corp., Senior Notes	5.000%	3/15/23	2,347,000	2,411,683
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,680,000	1,740,900
Range Resources Corp., Senior Notes	8.250%	1/15/29	1,780,000	1,978,194	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,300,000	1,449,942
Shell International Finance BV, Senior Notes	3.250%	4/6/50	5,000,000	5,415,689
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	700,000	733,250

See Notes to Financial Statements.

8	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	840,000	$871,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,630,000	1,766,871
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	830,000	934,124
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	3,590,000	3,909,689
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	560,000	587,252	(a)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	20,000,000	22,525,700
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	2,000,000	2,294,760
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	230,000	251,990
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	152,000	212,574
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	5,800,000	7,759,390
Total Energy				290,717,462
Financials — 0.6%
Banks — 0.5%
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	5,000,000	4,928,846	(b)
CIT Group Inc., Senior Notes	5.000%	8/15/22	2,651,000	2,759,558
CIT Group Inc., Senior Notes	5.000%	8/1/23	710,000	765,913
CIT Group Inc., Senior Notes	4.750%	2/16/24	1,950,000	2,106,000
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	5,000,000	6,976,635	(b)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	2,000,000	2,551,767
Total Banks				20,088,719
Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	590,000	610,097

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	220,000	$228,743	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	1,210,000	1,270,221	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,840,000	3,117,793	(a)
Total Diversified Financial Services				5,226,854
Total Financials				25,315,573
Health Care — 2.8%
Biotechnology — 0.2%
AbbVie Inc., Senior Notes	4.050%	11/21/39	5,000,000	5,883,320
Health Care Providers & Services — 1.0%
Centene Corp., Senior Notes	3.375%	2/15/30	1,490,000	1,558,912
Cigna Corp., Senior Notes	4.800%	8/15/38	5,000,000	6,264,066
Cigna Corp., Senior Notes	4.900%	12/15/48	5,000,000	6,554,144
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	5,070,000	5,599,220	(a)
HCA Inc., Senior Notes	5.375%	2/1/25	2,120,000	2,391,646
HCA Inc., Senior Notes	5.375%	9/1/26	2,030,000	2,344,244
HCA Inc., Senior Notes	5.625%	9/1/28	1,540,000	1,838,429
HCA Inc., Senior Notes	5.875%	2/1/29	4,380,000	5,316,597
HCA Inc., Senior Notes	3.500%	9/1/30	3,110,000	3,342,146
HCA Inc., Senior Notes	7.500%	11/15/95	10,000	15,275
HCA Inc., Senior Secured Notes	4.750%	5/1/23	1,750,000	1,866,719
HCA Inc., Senior Secured Notes	5.000%	3/15/24	890,000	979,218
HCA Inc., Senior Secured Notes	5.250%	4/15/25	670,000	765,085
HCA Inc., Senior Secured Notes	5.250%	6/15/26	90,000	104,055
HCA Inc., Senior Secured Notes	4.500%	2/15/27	90,000	102,061
HCA Inc., Senior Secured Notes	5.500%	6/15/47	190,000	251,466
Total Health Care Providers & Services				39,293,283
Pharmaceuticals — 1.6%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	310,000	334,413	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	830,000	893,661	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	2,380,000	2,534,700	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	5,160,000	5,128,111	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	280,000	288,770	(a)

See Notes to Financial Statements.

10	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	350,000	$358,452	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	8,170,000	8,214,526
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	3,420,000	3,449,925
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	940,000	928,297
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	5,050,000	5,295,127
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	3,920,000	4,286,324
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	35,020,000	33,492,603
Total Pharmaceuticals				65,204,909
Total Health Care				110,381,512
Industrials — 3.2%
Aerospace & Defense — 0.7%
Boeing Co., Senior Notes	5.705%	5/1/40	4,000,000	5,187,130
Boeing Co., Senior Notes	5.805%	5/1/50	10,000,000	13,604,034
Boeing Co., Senior Notes	5.930%	5/1/60	5,000,000	6,963,465
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	2,000,000	2,506,604
Total Aerospace & Defense				28,261,233
Airlines — 2.0%
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	6,210,000	6,275,794
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	840,000	870,759
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	680,000	693,250
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	6,420,000	7,562,474
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	29,450,000	34,467,364	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	5,930,000	6,362,604	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	5,390,000	6,013,697	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	7,670,000	8,341,892	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	4,907,999	5,564,444	(a)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — continued
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	300,000	$311,814	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	5,336,000	5,542,903	(a)
Total Airlines				82,006,995
Commercial Services & Supplies — 0.1%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	210,000	194,162
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	3,120,000	3,240,900	(a)
Total Commercial Services & Supplies				3,435,062
Trading Companies & Distributors — 0.4%
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	13,060,000	13,869,524
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	109,755
Total Trading Companies & Distributors				13,979,279
Total Industrials				127,682,569
Information Technology — 0.3%
Communications Equipment — 0.0%††
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,000,000	1,972,135	(a)
Semiconductors & Semiconductor Equipment — 0.2%
NVIDIA Corp., Senior Notes	3.500%	4/1/50	5,000,000	5,751,797
NVIDIA Corp., Senior Notes	3.700%	4/1/60	2,500,000	2,990,168
Total Semiconductors & Semiconductor Equipment				8,741,965
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	3,000,000	3,067,500	(a)
Total Information Technology				13,781,600
Materials — 1.8%
Chemicals — 0.8%
OCP SA, Senior Notes	4.500%	10/22/25	1,180,000	1,280,659	(a)
OCP SA, Senior Notes	3.750%	6/23/31	4,000,000	4,058,776	(a)
OCP SA, Senior Notes	5.125%	6/23/51	4,630,000	4,689,648	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	10,430,000	10,524,079	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	9,900,000	10,075,972	(a)
Total Chemicals				30,629,134

See Notes to Financial Statements.

12	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Containers & Packaging — 0.0%††
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	590,000	$611,387	(a)
Ball Corp., Senior Notes	4.000%	11/15/23	310,000	328,213
Graphic Packaging International LLC, Senior Notes	4.875%	11/15/22	960,000	1,002,965
Total Containers & Packaging				1,942,565
Metals & Mining — 0.5%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	2,000,000	2,877,680
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	2,030,000	2,240,612
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	10,450,000	13,375,634
Southern Copper Corp., Senior Notes	5.250%	11/8/42	500,000	643,233
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	240,000	310,278
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,368,000	1,920,460
Total Metals & Mining				21,367,897
Paper & Forest Products — 0.5%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	13,710,000	14,412,775
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	5,160,000	5,181,930
Total Paper & Forest Products				19,594,705
Total Materials				73,534,301
Real Estate — 0.0%††
Equity Real Estate Investment Trusts (REITs) — 0.0%††
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	1,225,000	1,346,318
Utilities — 0.2%
Electric Utilities — 0.2%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,000,000	4,197,390
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	3,000,000	3,763,063
Total Utilities				7,960,453
Total Corporate Bonds & Notes (Cost — $931,593,706)				1,000,285,088
Senior Loans — 22.5%
Communication Services — 3.8%
Diversified Telecommunication Services — 1.0%
Delta TopCo Inc., First Lien Term Loan (the greater of 6 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	12/1/27	15,411,375	15,448,516	(b)(c)(d)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Telecommunication Services — continued
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.835%	3/1/27	8,904,750	$8,787,875	(b)(c)(d)
Zayo Group Holdings Inc., Initial Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	3.085%	3/9/27	15,490,000	15,310,626	(b)(c)(d)
Total Diversified Telecommunication Services				39,547,017
Entertainment — 0.1%
Go Daddy Operating Co. LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.835%	2/15/24	4,183,534	4,151,656	(b)(c)(d)
Interactive Media & Services — 0.2%
Rackspace Technology Global Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	2/15/28	8,568,525	8,491,323	(b)(c)(d)
Media — 2.4%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.840%	4/30/25	8,234,105	8,215,084	(b)(c)(d)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.840%	2/1/27	12,924,120	12,802,957	(b)(c)(d)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.588%	11/18/24	2,758,199	2,725,156	(b)(c)(d)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.085%	5/1/26	14,329,879	14,220,971	(b)(c)(d)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	2.596%	9/18/26	16,261,260	16,205,321	(b)(c)(d)(e)
Numericable U.S. LLC, USD Term Loan B12 (3 mo. USD LIBOR + 3.688%)	3.814%	1/31/26	2,355,936	2,340,328	(b)(c)(d)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	3.585%	12/17/26	9,680,425	9,635,023	(b)(c)(d)
Univision Communications Inc., 2021 Replacement Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/15/26	11,920,115	11,908,016	(b)(c)(d)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.596%	1/31/28	15,876,685	15,732,128	(b)(c)(d)

See Notes to Financial Statements.

14	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. USD LIBOR + 3.250%)	3.346%	1/31/29	1,910,000	$1,909,704	(b)(c)(d)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	2.596%	4/30/28	638,000	632,153	(b)(c)(d)
Total Media				96,326,841
Wireless Telecommunication Services — 0.1%
CSC Holdings LLC, 2018 Incremental Term Loan (1 mo. USD LIBOR + 2.250%)	2.345%	1/15/26	2,583,376	2,548,539	(b)(c)(d)
Total Communication Services				151,065,376
Consumer Discretionary — 4.4%
Auto Components — 0.5%
American Axle & Manufacturing Inc., Term Loan B	3.000%	4/6/24	2,353,614	2,350,496	(b)(c)(d)
Clarios Global LP, First Amendment First Lien Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	3.335%	4/30/26	17,590,821	17,433,207	(b)(c)(d)
Total Auto Components				19,783,703
Commercial Services & Supplies — 0.0%††
Atlantic Aviation FBO Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	3.840%	12/6/25	1,286,114	1,285,310	(b)(c)(d)
Diversified Consumer Services — 0.4%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	3.500%	9/23/26	16,609,449	16,600,314	(b)(c)(d)
Hotels, Restaurants & Leisure — 2.6%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.835%	11/19/26	18,215,492	17,928,962	(b)(c)(d)
8th Avenue Food & Provisions Inc., First Lien Term Loan	—	10/1/25	987,342	962,658	(e)
Alterra Mountain Co., 2028 Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	7/21/28	5,195,404	5,182,441	(b)(c)(d)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	1.835%	3/11/25	7,973,400	7,835,859	(b)(c)(d)
Aramark Services Inc., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.835%	1/15/27	281,437	276,220	(b)(c)(d)
Boyd Gaming Corp., Refinancing Term Loan B (1 week USD LIBOR + 2.250%)	2.332%	9/15/23	1,912,180	1,910,526	(b)(c)(d)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.835%	12/23/24	9,137,692	$9,074,322	(b)(c)(d)
Caesars Resort Collection LLC, Term Loan B1 (3 mo. USD LIBOR + 4.500%)	4.585%	7/21/25	8,922,575	8,953,715	(b)(c)(d)
Entain Holdings Gibraltar Ltd., USD Term Loan Facility B	—	3/29/27	3,300,000	3,297,244	(e)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.085%	11/30/23	7,916,582	7,871,418	(b)(c)(d)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.834%	6/22/26	6,007,300	5,950,981	(b)(c)(d)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	2.585%	5/29/26	5,543,191	5,510,015	(b)(c)(d)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	2.835%	8/14/24	18,882,734	18,742,152	(b)(c)(d)
Station Casinos LLC, Term Loan Facility B1 (the greater of 1 mo. USD LIBOR or 0.250% + 2.250%)	2.500%	2/8/27	9,275,291	9,156,707	(b)(c)(d)
Total Hotels, Restaurants & Leisure				102,653,220
Specialty Retail — 0.9%
Academy Ltd., Refinancing Term Loan	—	11/5/27	920,194	922,352	(e)
BJ’s Wholesale Club Inc., Term Loan B (1 mo. USD LIBOR + 2.000%)	2.097%	2/3/24	1,093,427	1,094,062	(b)(c)(d)
Great Outdoors Group LLC, Term Loan B1 (the greater of 6 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	3/6/28	4,169,050	4,189,895	(b)(c)(d)
Harbor Freight Tools USA Inc., 2021 Refinancing Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	10/19/27	10,497,292	10,472,256	(b)(c)(d)
Michaels Cos. Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	4/15/28	5,910,000	5,921,081	(b)(c)(d)

See Notes to Financial Statements.

16	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Specialty Retail — continued
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/3/28	15,281,700	$15,272,149	(b)(c)(d)
Whatabrands LLC, Initial Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	8/3/28	170,000	169,743	(b)(c)(d)
Total Specialty Retail				38,041,538
Total Consumer Discretionary				178,364,085
Consumer Staples — 0.4%
Food & Staples Retailing — 0.4%
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.335%	1/29/27	1,980,000	1,952,636	(b)(c)(d)
US Foods Inc., 2019 Incremental Term Loan B (1 mo. USD LIBOR + 2.000%)	2.085%	9/13/26	4,391,121	4,312,146	(b)(c)(d)
US Foods Inc., Repriced Term Loan (1 mo. USD LIBOR + 1.750%)	1.835%	6/27/23	8,689,492	8,603,380	(b)(c)(d)
Total Food & Staples Retailing				14,868,162
Household Products — 0.0%††
Energizer Holdings Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	12/22/27	2,706,400	2,692,192	(b)(c)(d)
Total Consumer Staples				17,560,354
Financials — 2.3%
Capital Markets — 0.5%
Edelman Financial Engines Center LLC, 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	4/7/28	3,646,075	3,631,964	(b)(c)(d)
Finco I LLC, 2020 Term Loan (1 mo. USD LIBOR + 2.500%)	2.585%	6/27/25	1,271,018	1,263,640	(b)(c)(d)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	2.647%	2/1/27	2,149,693	2,119,909	(b)(c)(d)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.085%	7/3/24	4,610,086	4,571,200	(b)(c)(d)
Zebra Buyer LLC, Term Loan	—	4/21/28	7,310,000	7,332,186	(e)
Total Capital Markets				18,918,899

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — 1.3%
Alpha Topco Ltd. - Delta 2 (Lux) SARL, USD 2018 Incremental New Facility Loan B3 (the greater of 1 mo. USD LIBOR or 1.000% + 2.500%)	3.500%	2/1/24	950,000	$947,744	(b)(c)(d)
Citadel Securities LP, 2021 Term Loan (1 mo. USD LIBOR + 2.500%)	2.585%	2/2/28	11,136,284	11,003,039	(b)(c)(d)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	4/9/27	10,350,450	10,377,154	(b)(c)(d)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	2.835%	1/26/28	5,576,322	5,504,304	(b)(c)(d)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.842%	11/16/26	13,400,540	13,287,439	(b)(c)(d)
UFC Holdings LLC, Term Loan B3 (the greater of 6 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	4/29/26	7,496,435	7,460,265	(b)(c)(d)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.088%	3/1/26	5,531,751	5,509,291	(b)(c)(d)
Total Diversified Financial Services				54,089,236
Insurance — 0.5%
AmWINS Group Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	2/19/28	4,855,600	4,815,469	(b)(c)(d)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.085%	11/3/24	636,909	627,056	(b)(c)(d)
Asurion LLC, New Term Loan B8 (1 mo. USD LIBOR + 3.250%)	3.335%	12/23/26	7,480,991	7,345,398	(b)(c)(d)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	3.335%	7/31/27	4,867,800	4,777,551	(b)(c)(d)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.125%)	3.210%	11/3/23	2,088,870	2,069,287	(b)(c)(d)
Total Insurance				19,634,761
Total Financials				92,642,896
Health Care — 5.4%
Health Care Providers & Services — 2.4%
Bioscrip Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.835%	8/6/26	11,544,793	11,536,134	(b)(c)(d)
EyeCare Partners LLC, First Lien Initial Term Loan (2 mo. USD LIBOR + 3.750%)	3.857%	2/18/27	2,628,852	2,609,372	(b)(c)(d)

See Notes to Financial Statements.

18	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Global Medical Response Inc., 2020 Term Loan	5.750%	10/2/25	4,850,121	$4,876,894	(b)(c)(d)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 week USD LIBOR + 2.000%)	2.082%	11/15/27	17,549,126	17,337,484	(b)(c)(d)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.835%	11/17/25	12,255,090	12,181,988	(b)(c)(d)
Parexel International Corp., Term Loan	—	8/11/28	8,110,000	8,116,082	(e)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.339%	3/5/26	7,854,492	7,784,391	(b)(c)(d)
Phoenix Guarantor Inc., Term Loan B3 (1 mo. USD LIBOR + 3.500%)	3.596%	3/5/26	13,925,100	13,864,178	(b)(c)(d)
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	12/11/26	17,780,000	17,691,100	(b)(c)(d)
Total Health Care Providers & Services				95,997,623
Health Care Technology — 0.5%
AthenaHealth Inc., Additional Term Loan B1 (3 mo. USD LIBOR +4.250%)	4.345-4.377%	2/11/26	10,818,857	10,869,597	(b)(c)(d)
Change Healthcare Holdings LLC, Closing Date Term Loan	3.500%	3/1/24	10,873,219	10,861,639	(b)(c)(d)
Total Health Care Technology				21,731,236
Life Sciences Tools & Services — 1.1%
ICON Luxembourg Sarl, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	7/3/28	10,919,420	10,924,006	(b)(c)(d)
Parexel International Corp., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.835%	9/27/24	10,460,000	10,456,339	(b)(c)(d)
PPD Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.000%)	2.500%	1/13/28	18,084,675	18,057,276	(b)(c)(d)
PRA Health Sciences Inc., Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	7/3/28	2,720,580	2,721,723	(b)(c)(d)
Total Life Sciences Tools & Services				42,159,344
Pharmaceuticals — 1.4%
Bausch Health Cos. Inc., First Incremental Term Loan (1 mo. USD LIBOR + 2.750%)	2.835%	11/27/25	1,980,312	1,970,767	(b)(c)(d)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.085%	6/2/25	7,177,374	$7,159,430	(b)(c)(d)
Endo Luxembourg Finance Co. I SARL, 2021 Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	3/27/28	775,073	754,995	(b)(c)(d)
Gainwell Acquisition Corp., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	10/1/27	13,164,922	13,222,519	(b)(c)(d)
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.500% + 2.000%)	2.500%	3/15/28	17,964,975	17,914,493	(b)(c)(d)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	5/5/28	14,750,000	14,771,314	(b)(c)(d)
Total Pharmaceuticals				55,793,518
Total Health Care				215,681,721
Industrials — 2.6%
Aerospace & Defense — 0.1%
Avolon TLB Borrower 1 US LLC, Term Loan B5 (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	12/1/27	4,457,600	4,463,529	(b)(c)(d)
Transdigm Inc., Refinancing Term Loan F (1 mo. USD LIBOR + 2.250%)	2.335%	12/9/25	746,212	735,519	(b)(c)(d)
Total Aerospace & Defense				5,199,048
Air Freight & Logistics — 0.2%
XPO Logistics Inc., Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.881%	2/24/25	8,065,000	8,011,811	(b)(c)(d)
Airlines — 0.3%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	1,910,000	2,027,580	(b)(c)(d)
United Airlines Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	10,583,475	10,621,946	(b)(c)(d)
Total Airlines				12,649,526
Building Products — 0.2%
Quikrete Holdings Inc., Term Loan B1	—	6/11/28	5,960,000	5,920,902	(e)

See Notes to Financial Statements.

20	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — 1.3%
Allied Universal Holdco LLC, USD Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	5/12/28	12,714,839	$12,730,033	(b)(c)(d)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.585%	10/1/26	14,674,214	14,557,334	(b)(c)(d)
Garda World Security Corp., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	4.340%	10/30/26	3,964,367	3,963,317	(b)(c)(d)
GFL Environmental Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.000%)	3.500%	5/30/25	5,932,935	5,945,127	(b)(c)(d)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	4.085%	8/27/25	13,357,220	13,357,220	(b)(c)(d)
Total Commercial Services & Supplies				50,553,031
Construction & Engineering — 0.0%††
AECOM, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.835%	4/13/28	1,770,000	1,770,885	(b)(c)(d)
Electrical Equipment — 0.1%
Brookfield WEC Holdings Inc., Refinancing Term Loan 2 (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	8/1/25	2,883,822	2,862,640	(b)(c)(d)
Road & Rail — 0.3%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.147%	12/30/26	13,979,377	13,848,321	(b)(c)(d)
Trading Companies & Distributors — 0.1%
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.625%	8/15/25	3,104,000	3,089,768	(b)(c)(d)
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	1.897%	10/6/23	275,000	274,809	(b)(c)(d)
Total Trading Companies & Distributors				3,364,577
Total Industrials				104,180,741
Information Technology — 1.8%
Communications Equipment — 0.1%
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.335%	4/6/26	3,742,387	3,705,431	(b)(c)(d)
IT Services — 0.1%
FleetCor Technologies Operating Co. LLC, Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.835%	4/28/28	5,350,000	5,332,318	(b)(c)(d)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Software — 1.4%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.085%	10/16/26	17,624,885	$17,618,804	(b)(c)(d)
Magenta Buyer LLC, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	7/27/28	19,540,000	19,515,673	(b)(c)(d)
Peraton Corp., First Lien Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/1/28	15,231,825	15,257,186	(b)(c)(d)
RealPage Inc., First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	4/24/28	3,270,000	3,255,089	(b)(c)(d)
Total Software				55,646,752
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC, Refinancing Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.250% + 1.750%)	2.000%	9/19/25	6,350,431	6,355,861	(b)(c)(d)
Western Digital Corp., New Term Loan B4 (3 mo. USD LIBOR + 1.750%)	1.838%	4/29/23	2,237,685	2,241,041	(b)(c)(d)
Total Technology Hardware, Storage & Peripherals				8,596,902
Total Information Technology				73,281,403
Materials — 0.9%
Chemicals — 0.3%
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	1/29/26	13,720,000	13,702,850	(b)(c)(d)
Containers & Packaging — 0.4%
Berry Global Inc., Term Loan Z (2 mo. USD LIBOR + 1.750%)	1.856%	7/1/26	7,393,511	7,338,060	(b)(c)(d)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.835%	2/4/27	6,358,804	6,323,609	(b)(c)(d)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	2.835%	2/6/23	1,017,104	1,012,257	(b)(c)(d)
Total Containers & Packaging				14,673,926
Paper & Forest Products — 0.2%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.835%	9/7/27	6,076,456	6,043,248	(b)(c)(d)
Total Materials				34,420,024

See Notes to Financial Statements.

22	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Real Estate — 0.9%
Equity Real Estate Investment Trusts (REITs) — 0.4%
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.838%	12/20/24	14,015,371		$13,957,977	(b)(c)(d)(e)
Real Estate Management & Development — 0.5%
CityCenter Holdings LLC, Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	4/18/24	20,913,164		20,889,428	(b)(c)(d)
Total Real Estate					34,847,405
Total Senior Loans (Cost — $900,938,934)					902,044,005
Sovereign Bonds — 19.6%
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	730,361		300,850
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	16,237,114		6,376,477
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	1,882,485		661,712
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	2,650,000		1,394,563	*(a)(f)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,850,000		1,010,563	*(a)(f)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	2,280,000		1,239,750	*(a)(f)
Total Argentina					10,983,915
Brazil — 2.3%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	213,849,000	BRL	42,071,878
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	59,433,000	BRL	11,649,531
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	23,207,000	BRL	4,490,626
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	3,180,000		3,394,300

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Brazil — continued
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	9,080,000		$8,990,834
Brazilian Government International Bond, Senior Notes	4.750%	1/14/50	21,630,000		20,521,679
Total Brazil					91,118,848
China — 3.2%
China Government Bond, Senior Notes	3.390%	5/21/25	140,000,000	CNH	22,431,171	(g)
China Government Bond, Senior Notes	3.290%	5/23/29	671,000,000	CNY	106,782,172
Total China					129,213,343
Colombia — 0.4%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	8,520,000		8,335,627
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	8,600,000		8,271,308
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	500,000		559,740
Total Colombia					17,166,675
Egypt — 0.0%††
Egypt Government International
Bond, Senior Notes	5.577%	2/21/23	1,190,000		1,246,651	(a)
Indonesia — 2.9%
Indonesia Government International
Bond, Senior Notes	3.750%	4/25/22	1,000,000		1,022,295	(g)
Indonesia Treasury Bond	7.000%	5/15/27	544,513,000,000	IDR	41,203,569
Indonesia Treasury Bond	6.500%	2/15/31	875,398,000,000	IDR	63,234,271
Indonesia Treasury Bond	6.375%	4/15/32	57,165,000,000	IDR	4,097,725
Indonesia Treasury Bond	7.500%	6/15/35	100,987,000,000	IDR	7,625,804
Total Indonesia					117,183,664
Kenya — 0.5%
Republic of Kenya Government International Bond, Senior Notes	6.875%	6/24/24	4,260,000		4,704,991	(g)
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	910,000		1,026,397	(a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	11,470,000		11,853,029	(a)
Total Kenya					17,584,417
Mexico — 6.9%
Mexican Bonos, Bonds	10.000%	12/5/24	352,420,000	MXN	19,531,392

See Notes to Financial Statements.

24	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Mexico — continued
Mexican Bonos, Bonds	8.000%	11/7/47	3,200,030,000	MXN	$166,194,662
Mexican Bonos, Senior Notes	8.500%	5/31/29	329,390,000	MXN	17,966,838
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,279,171,500	MXN	64,983,961
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	3,310,000		3,630,011
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	3,380,000		3,818,673
Total Mexico					276,125,537
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	4,970,000		5,245,308	(a)
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	510,000		705,995
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	2,520,000		3,509,730
Total Peru					4,215,725
Russia — 2.9%
Russian Federal Bond — OFZ	7.000%	1/25/23	746,890,000	RUB	10,245,627
Russian Federal Bond — OFZ	7.000%	8/16/23	992,840,000	RUB	13,643,564
Russian Federal Bond — OFZ	7.750%	9/16/26	659,350,000	RUB	9,419,138
Russian Federal Bond — OFZ	8.150%	2/3/27	613,510,000	RUB	8,910,023
Russian Federal Bond — OFZ	7.050%	1/19/28	2,374,777,000	RUB	32,955,924
Russian Federal Bond — OFZ	6.900%	5/23/29	1,180,403,000	RUB	16,184,861
Russian Federal Bond — OFZ	7.650%	4/10/30	1,497,220,000	RUB	21,517,934
Russian Federal Bond — OFZ	7.250%	5/10/34	93,150,000	RUB	1,291,670
Total Russia					114,168,741
Total Sovereign Bonds (Cost — $832,052,135)					784,252,824
Collateralized Mortgage Obligations (h) — 14.3%
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. USD LIBOR + 0.180%)	0.264%	6/25/47	4,179,073		3,701,929	(b)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	6.024%	8/10/45	18,382,644		8,364,103	(a)(b)
Banc of America Funding Corp., 2015-R3 1A2	0.502%	3/27/36	30,540,238		29,379,061	(a)(b)
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. USD LIBOR + 0.210%)	0.299%	5/26/37	10,669,473		10,107,659	(a)(b)
Banc of America Funding Trust, 2015-R2 9A2	0.348%	3/27/36	16,223,218		16,225,428	(a)(b)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (h) — continued
Barclays Commercial Mortgage Trust, 2019-C5 A4	3.063%	11/15/52	25,110,000	$27,460,738
BCAP LLC Trust, 2013-RR3 4A2 (1 mo. USD LIBOR + 0.160%)	0.249%	11/26/36	7,219,043	6,956,426	(a)(b)
BCAP LLC Trust, 2014-RR5 1A2 (1 mo. USD LIBOR + 0.225%)	0.311%	1/26/36	26,081,721	24,771,589	(a)(b)
BX Commercial Mortgage Trust, 2020-VIVA E	3.667%	3/11/44	6,847,863	6,944,723	(a)(b)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	15,000,000	16,415,067
Commercial Mortgage Trust, 2014-CR20 B	4.239%	11/10/47	720,000	766,182	(b)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	1,100,000	866,303	(a)
CSMC Trust, 2014-11R 15A2	2.833%	1/27/36	4,600,458	4,607,902	(a)(b)
CSMC Trust, 2014-USA E	4.373%	9/15/37	530,000	482,400	(a)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.600%)	5.696%	7/15/32	16,100,000	13,688,975	(a)(b)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.000%, 3.250% floor)	3.250%	12/15/35	6,870,000	6,989,987	(a)(b)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2, IO	10.350%	4/15/36	3,089,741	866,442	(a)(b)
Extended Stay America Trust, 2021-ESH A (1 mo. USD LIBOR + 1.080%)	1.176%	7/15/38	8,560,000	8,600,735	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	3.100%	1/25/34	9,670,000	9,869,555	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	4.684%	12/25/42	2,610,000	2,674,871	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B1 (1 mo. USD LIBOR + 3.750%)	3.834%	4/25/43	25,400,000	26,136,163	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	11.834%	5/25/43	17,391,667	20,071,020	(a)(b)

See Notes to Financial Statements.

26	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (h) — continued
Federal National Mortgage Association (FNMA) — CAS, 2015- C03 2M2 (1 mo. USD LIBOR + 5.000%)	5.084%	7/25/25	81,136	$81,956	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2016- C04 1M2 (1 mo. USD LIBOR + 4.250%)	4.334%	1/25/29	9,107,145	9,476,593	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2017- C03 1B1 (1 mo. USD LIBOR + 4.850%)	4.934%	10/25/29	16,410,000	17,841,136	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2018- C06 1M2 (1 mo. USD LIBOR + 2.000%)	2.084%	3/25/31	7,068,935	7,122,106	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2018- R07 1B1 (1 mo. USD LIBOR + 4.350%)	4.434%	4/25/31	2,414,000	2,507,372	(a)(b)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	5,041	4,906	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.283%	5/16/55	3,807,405	64,110	(b)
GS Mortgage Securities Corp., 2014-2R 3B (1 mo. USD LIBOR + 0.610%)	0.702%	11/26/37	15,882,574	14,280,453	(a)(b)
Hilton USA Trust, 2016-HHV D	4.333%	11/5/38	2,800,000	3,030,137	(a)(b)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.540%)	0.624%	11/25/36	19,494,495	16,508,882	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.594%	11/15/47	3,940,000	3,892,405	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006- LDP9 AMS	5.337%	5/15/47	4,417,686	3,918,250
JPMorgan Chase Commercial Mortgage Securities Trust, 2007- CB19 AJ	6.261%	2/12/49	132,351	150,655	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007- LD12 AJ	6.716%	2/15/51	16,665	15,378	(b)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (h) — continued
JPMorgan Chase Commercial Mortgage Securities Trust, 2020- NNN FFX	4.625%	1/16/37	49,120,000	$49,509,404	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020- NNN GFX	4.844%	1/16/37	38,360,000	37,792,659	(a)(b)
KIND Trust, 2021-KIND D (1 mo. USD LIBOR + 2.300%)	2.400%	8/15/26	21,380,000	21,443,328	(a)(b)
KIND Trust, 2021-KIND XCP, IO	0.247%	8/15/26	78,050,000	178,227	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	702,717	348,562	(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	307,097	152,326	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	45,162	44,504	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 B	4.111%	11/15/52	6,250,000	6,901,860	(b)
Morgan Stanley Capital I Trust, 2006- IQ12 AJ	5.399%	12/15/43	75,927	46,695
Morgan Stanley Capital I Trust, 2007- IQ13 AJ	5.438%	3/15/44	18,358	18,349
Motel Trust, 2021-MTL6 E (1 mo. USD LIBOR + 2.700%)	2.800%	9/15/38	4,490,000	4,501,225	(a)(b)(i)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	7,980,000	8,334,622	(a)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%, 3.511% floor)	3.511%	4/18/24	25,140,000	24,903,282	(a)(b)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	2.838%	5/27/23	17,684,136	17,541,522	(a)(b)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 2.700%)	2.788%	10/27/22	7,038,658	7,066,165	(a)(b)
PMT Credit Risk Transfer Trust, 2021-1R A (1 mo. USD LIBOR + 2.900%)	2.996%	2/27/24	11,946,452	12,173,335	(a)(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	1,097,518	1,014,275	(a)
RBSSP Resecuritization Trust, 2013-4 1A2 (1 mo. USD LIBOR + 1.500%)	1.586%	12/26/37	21,448,227	20,902,955	(a)(b)

See Notes to Financial Statements.

28	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (h) — continued
Residential Accredit Loans Inc., 2007- QS7 1A7 (1 mo. USD LIBOR + 0.550%)	0.634%	5/25/37	5,882,449	$4,570,906	(b)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. USD LIBOR + 2.400%)	2.496%	5/15/38	7,960,000	8,068,003	(a)(b)
Soho Trust, 2021-SOHO C	2.786%	8/10/38	15,108,500	14,276,792	(a)(b)
TBW Mortgage-Backed Pass-Through Certificates, 2006-3 4A3, IO (-1.000 x 1 mo. USD LIBOR + 7.100%)	7.016%	7/25/36	18,866,989	2,850,962	(b)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 A5	3.817%	8/15/50	980,000	1,051,210
WFRBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	1,270,000	1,355,836
WFRBS Commercial Mortgage Trust, 2014-C24 C	4.290%	11/15/47	1,630,000	1,531,725	(b)
Total Collateralized Mortgage Obligations (Cost — $552,962,393)				571,420,326
Mortgage-Backed Securities — 4.6%
FNMA — 4.6%
Federal National Mortgage Association (FNMA)	3.000%	2/1/50	1,610,000	1,701,959
Federal National Mortgage Association (FNMA)	2.000%	4/1/51-7/1/51	13,397,728	13,647,566
Federal National Mortgage Association (FNMA)	2.000%	9/1/51	167,600,000	169,911,048	(j)
Total Mortgage-Backed Securities (Cost — $186,284,962)				185,260,573
Asset-Backed Securities — 3.4%
Accredited Mortgage Loan Trust, 2006-2 M1 (1 mo. USD LIBOR + 0.270%)	0.354%	9/25/36	16,246,000	15,568,123	(b)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.400%)	0.484%	7/25/36	29,550,000	28,646,574	(a)(b)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	1.584%	10/25/37	8,350,000	8,515,398	(a)(b)
Fremont Home Loan Trust, 2006-B 1A (1 mo. USD LIBOR + 0.150%)	0.234%	8/25/36	15,980,618	7,861,940	(b)
GSAMP Trust, 2005-SEA1 M2 (1 mo. USD LIBOR + 1.350%)	1.434%	1/25/35	4,725,750	4,668,283	(a)(b)
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	15,280,000	15,241,800	(a)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Home Equity Asset Trust, 2005-6 M5 (1 mo. USD LIBOR + 0.945%)	1.029%	12/25/35	2,980,000	$2,973,745	(b)
JPMorgan Mortgage Acquisition Trust, 2007-CH4 M2 (1 mo. USD LIBOR + 0.240%)	0.324%	5/25/37	25,250,000	23,320,478	(b)
KREF Ltd., 2021-FL2 D (1 mo. USD LIBOR + 2.200%)	2.293%	2/15/39	3,130,000	3,137,356	(a)(b)
Morgan Stanley ABS Capital I Inc. Trust, 2004-HE7 M1 (1 mo. USD LIBOR + 0.900%)	0.984%	8/25/34	6,961,602	6,920,609	(b)
PFCA Home Equity Investment Trust, 2003-IFC5 A	4.247%	1/22/35	10,701,774	10,868,346	(a)(b)
RAMP Trust, 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	0.434%	8/25/36	10,909,435	10,799,058	(b)
Total Asset-Backed Securities (Cost — $135,724,846)				138,521,710
U.S. Government & Agency Obligations — 0.9%
U.S. Government Obligations — 0.9%
U.S. Treasury Bonds	3.750%	11/15/43	4,420,000	5,949,561	(k)(l)
U.S. Treasury Notes	1.125%	8/31/28	32,300,000	32,390,844
Total U.S. Government & Agency Obligations (Cost — $37,066,878)				38,340,405

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.0%††
Canadian Dollar Futures, Call @ $80.00	9/3/21	104	104,000	4,160
Euro Futures, Call @ $1.17	9/3/21	223	27,875,000	326,137
Euro Futures, Call @ $1.18	9/3/21	52	6,500,000	23,400
Euro Futures, Call @ $1.19	9/3/21	154	19,250,000	7,700
U.S. Treasury 10-Year Notes Futures, Call @ $133.00	9/24/21	156	156,000	134,063
U.S. Treasury 10-Year Notes Futures, Call @ $133.50	9/24/21	171	171,000	96,188
U.S. Treasury Long-Term Bonds Futures, Call @ $163.00	9/24/21	489	489,000	687,656
U.S. Treasury Long-Term Bonds Futures, Call @ $163.50	9/24/21	158	158,000	185,156
Total Exchange-Traded Purchased Options (Cost — $1,390,993)				1,464,460

See Notes to Financial Statements.

30	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Options — 0.1%
U.S. Dollar/Australian Dollar, Put @ $0.73	Goldman Sachs Group Inc.	11/22/21	36,500,000	36,500,000	$748,741
U.S. Dollar/Canadian Dollar, Put @ 1.27CAD	BNP Paribas SA	11/22/21	71,870,000	71,870,000	1,197,888
U.S. Dollar/Japanese Yen, Put @ 107.80JPY	Morgan Stanley & Co. Inc.	11/10/21	149,622,000	149,622,000	490,686
U.S. Dollar/New Zealand Dollar, Put @ $0.70	Goldman Sachs Group Inc.	11/22/21	36,500,000	36,500,000	939,257
Total OTC Purchased Options (Cost — $2,110,221)					3,376,572
Total Purchased Options (Cost — $3,501,214)					4,841,032
Total Investments before Short-Term Investments (Cost — $3,580,125,068)					3,624,965,963

		Rate	Maturity Date	Face Amount†
Short-Term Investments — 13.8%
U.S. Treasury Bills — 5.0%
U.S. Cash Management Bill		0.053%	11/1/21	100,000,000	99,991,019	(m)
U.S. Cash Management Bill		0.040%	12/28/21	100,000,000	99,986,889	(m)
Total U.S. Treasury Bills (Cost — $199,976,608)					199,977,908

				Shares
Overnight Deposits — 8.8%
BNY Mellon Cash Reserve Fund (Cost — $352,256,956)		0.010%		352,256,956	352,256,956
Total Short-Term Investments (Cost — $552,233,564)					552,234,864
Total Investments — 104.2% (Cost — $4,132,358,632)					4,177,200,827
Liabilities in Excess of Other Assets — (4.2)%					(170,004,168)
Total Net Assets — 100.0%					$4,007,196,659

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series Core Plus Completion Fund

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(d)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(e)	All or a portion of this loan is unfunded as of August 31, 2021. The interest rate for fully unfunded term loans is to be determined.

(f)	The coupon payment on this security is currently in default as of August 31, 2021.

(g)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)	Securities traded on a when-issued or delayed delivery basis.

(j)	This security is traded on a to-be-announced (“TBA”) basis. At August 31, 2021, the Fund held TBA securities with a total cost of $170,971,289.

(k)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(l)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.

(m)	Rate shown represents yield-to-maturity.

See Notes to Financial Statements.

32	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real

CAD	— Canadian Dollar

CAS	— Connecticut Avenue Securities

CDO	— Collateralized Debt Obligation

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

IDR	— Indonesian Rupiah

IO	— Interest Only

JPY	— Japanese Yen

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Canadian Dollar Futures, Call	9/3/21	$80.50	52	$52,000	$(520)
Canadian Dollar Futures, Call	9/3/21	81.00	100	100,000	(500)
Canadian Dollar Futures, Call	10/8/21	80.00	110	110,000	(46,200)
Eurodollar 2-Year Midcurve Futures, Call	12/10/21	99.13	572	1,430,000	(146,575)
Eurodollar 2-Year Midcurve Futures, Call	12/10/21	99.25	372	930,000	(53,475)
Eurodollar 2-Year Midcurve Futures, Put	12/10/21	98.75	543	1,357,500	(74,662)
Japanese Yen Futures, Call	9/3/21	91.50	108	135,000	(4,725)
U.S. Treasury 10-Year Notes Futures, Call	9/3/21	133.50	950	950,000	(237,500)
U.S. Treasury 10-Year Notes Futures, Call	9/3/21	133.75	314	314,000	(44,156)
U.S. Treasury 10-Year Notes Futures, Call	9/24/21	134.00	796	796,000	(273,625)
U.S. Treasury 10-Year Notes Futures, Call	9/24/21	134.50	756	756,000	(141,750)
U.S. Treasury 10-Year Notes Futures, Call	9/24/21	135.00	831	831,000	(90,891)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series Core Plus Completion Fund

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 10-Year Notes Futures, Call	10/22/21	$134.00	316	$316,000	$(187,625)
U.S. Treasury 10-Year Notes Futures, Put	9/24/21	132.00	140	140,000	(21,875)
U.S. Treasury 10-Year Notes Futures, Put	9/24/21	133.00	728	728,000	(295,750)
U.S. Treasury 10-Year Notes Futures, Put	9/24/21	133.50	155	155,000	(94,453)
U.S. Treasury Long-Term Bonds Futures, Call	9/3/21	164.00	118	118,000	(29,500)
U.S. Treasury Long-Term Bonds Futures, Call	9/3/21	164.50	78	78,000	(12,188)
U.S. Treasury Long-Term Bonds Futures, Call	9/24/21	164.00	120	120,000	(116,250)
U.S. Treasury Long-Term Bonds Futures, Call	9/24/21	165.00	435	435,000	(271,875)
U.S. Treasury Long-Term Bonds Futures, Call	9/24/21	166.00	321	321,000	(125,391)
U.S. Treasury Long-Term Bonds Futures, Call	9/24/21	168.00	39	39,000	(6,094)
U.S. Treasury Long-Term Bonds Futures, Call	10/22/21	165.00	116	116,000	(141,375)
U.S. Treasury Long-Term Bonds Futures, Put	9/24/21	160.00	52	52,000	(22,750)
U.S. Treasury Long-Term Bonds Futures, Put	9/24/21	163.00	233	233,000	(334,937)
Total Exchange-Traded Written Options (Premiums received — $4,194,840)					$(2,774,642)

At August 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	3,011	6/23	$747,044,279	$747,932,400	$888,121
90-Day Eurodollar	755	9/23	186,988,523	187,145,625	157,102
90-Day Eurodollar	16,502	12/23	4,081,285,189	4,085,688,925	4,403,736
Australian 10-Year Bonds	1,679	9/21	172,991,538	179,093,141	6,101,603
Australian Dollar	3,104	9/21	238,961,294	227,243,840	(11,717,454)
British Pound	1,533	9/21	135,226,045	131,818,838	(3,407,207)
Canadian Dollar	1,267	9/21	104,485,015	100,498,440	(3,986,575)

See Notes to Financial Statements.

34	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
Euro	1,476	9/21	$223,196,457	$217,995,975	$(5,200,482)
Euro-Bobl	251	9/21	39,698,883	40,000,823	301,940
Euro-Bund	311	9/21	64,459,660	64,427,564	(32,096)
Euro-OAT	518	12/21	103,295,614	103,132,798	(162,816)
Japanese Yen	1,064	9/21	121,347,408	120,923,600	(423,808)
Mexican Peso	3,960	9/21	99,560,340	98,445,600	(1,114,740)
Russian Ruble	122	9/21	4,097,980	4,155,625	57,645
U.S. Treasury Long- Term Bonds	690	12/21	112,340,492	112,448,438	107,946
U.S. Treasury Ultra Long-Term Bonds	6,114	12/21	1,209,042,634	1,206,177,562	(2,865,072)
United Kingdom Long Gilt Bonds	56	12/21	9,947,366	9,873,403	(73,963)
					(16,966,120)

Contracts to Sell:
90-Day Eurodollar	5,337	12/21	1,331,213,217	1,331,915,062	(701,845)
Euro-Bund	3,965	12/21	810,383,926	807,775,989	2,607,937
Euro-Buxl	290	9/21	68,069,638	72,770,567	(4,700,929)
Japanese 10-Year Bonds	93	9/21	127,984,826	128,626,824	(641,998)
U.S. Treasury 2-Year Notes	4,755	12/21	1,046,944,565	1,047,660,239	(715,674)
U.S. Treasury 5-Year Notes	5,849	12/21	722,306,704	723,630,969	(1,324,265)
U.S. Treasury 10-Year Notes	1,577	12/21	210,395,914	210,455,586	(59,672)
U.S. Treasury Ultra 10-Year Notes	1,012	12/21	150,106,317	149,791,818	314,499
					(5,221,947)
Net unrealized depreciation on open futures contracts					$(22,188,067)

Abbreviation(s) used in this table:

OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)

At August 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	1,625,339,626	USD	21,487,264	Citibank N.A.	10/18/21	$669,522

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series Core Plus Completion Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,176,344	IDR	60,131,006,025	Bank of America N.A.	10/19/21	$(22,176)
USD	65,813,854	EUR	55,408,009	BNP Paribas SA	10/19/21	327,223
CAD	373,382,629	USD	297,273,010	Citibank N.A.	10/19/21	(1,347,839)
RUB	3,265,000,000	USD	43,719,579	Citibank N.A.	10/19/21	485,764
USD	37,557,061	CNY	244,834,482	Citibank N.A.	10/19/21	(166,660)
USD	70,833,142	CNY	461,740,000	Citibank N.A.	10/19/21	(311,049)
USD	2,239,922	EUR	1,900,000	Citibank N.A.	10/19/21	(5,685)
USD	5,339,903	EUR	4,500,000	Citibank N.A.	10/19/21	21,360
USD	9,443,079	EUR	8,000,000	Citibank N.A.	10/19/21	(12,107)
CAD	219,670,000	USD	176,963,133	Goldman Sachs Group Inc.	10/19/21	(2,863,223)
GBP	6,500,000	USD	8,938,150	Goldman Sachs Group Inc.	10/19/21	(646)
USD	3,564,660	EUR	3,000,000	Goldman Sachs Group Inc.	10/19/21	18,965
USD	24,159,318	GBP	17,453,645	Goldman Sachs Group Inc.	10/19/21	160,545
ZAR	284,980,000	USD	19,591,640	Goldman Sachs Group Inc.	10/19/21	(101,498)
IDR	459,655,558,401	USD	31,146,196	JPMorgan Chase & Co.	10/19/21	948,282
JPY	13,084,662,208	USD	119,221,674	JPMorgan Chase & Co.	10/19/21	(237,606)
USD	8,707,010	AUD	11,609,347	JPMorgan Chase & Co.	10/19/21	211,856
USD	24,531,896	CNH	159,943,057	JPMorgan Chase & Co.	10/19/21	(146,123)
MXN	250,000,000	USD	12,466,092	Morgan Stanley & Co. Inc.	10/19/21	(101,795)
MXN	293,033,461	USD	14,500,505	Morgan Stanley & Co. Inc.	10/19/21	(7,894)
RUB	18,616,461,803	USD	245,260,020	Morgan Stanley & Co. Inc.	10/19/21	6,791,153
USD	12,017,383	BRL	63,175,536	Morgan Stanley & Co. Inc.	10/19/21	(114,750)
USD	3,564,840	EUR	3,000,000	Morgan Stanley & Co. Inc.	10/19/21	19,145
USD	5,292,113	EUR	4,500,000	Morgan Stanley & Co. Inc.	10/19/21	(26,430)
USD	217,299,561	EUR	182,710,000	Morgan Stanley & Co. Inc.	10/19/21	1,354,922
Total						$5,543,256

See Notes to Financial Statements.

36	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

RUB	— Russian Ruble

USD	— United States Dollar

ZAR	— South African Rand

At August 31, 2021, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	448,516,000	BRL	1/4/27	BRL-CDI**	7.044%**	—	$(3,375,948)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1,328,480,000		6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	$ (87,052)
296,183,000		5/15/27	0.450% semi-annually	3-Month LIBOR quarterly	$(741,276)	9,350,835
111,554,000		11/15/27	0.780% semi-annually	3-Month LIBOR quarterly	544,209	1,145,538
331,801,000		2/15/28	1.250% semi-annually	3-Month LIBOR quarterly	400,501	(4,440,081)
179,340,000		2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	174,963	(3,745,920)
1,482,510,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	499,612	2,757,708

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series Core Plus Completion Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1,560,270,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	$637,057	$2,741,377
30,600,000		11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	897,356	4,655,301
35,330,000		2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	208,021	149,556
33,813,000		2/15/47	1.630% semi-annually	3-Month LIBOR quarterly	(195,844)	577,853
30,758,000		2/15/47	2.000% semi-annually	3-Month LIBOR quarterly	448,568	(2,605,727)
213,837,000		2/15/47	1.520% annually	Daily SOFR Compound annually	(5,342,490)	51,487
13,280,000		2/15/47	1.729% annually	Daily SOFR Compound annually	—	(1,018,234)
43,640,000		10/7/50	1.200% semi-annually	3-Month LIBOR quarterly	343,967	4,736,242
6,535,000		6/3/51	2.000% semi-annually	3-Month LIBOR quarterly	67,964	(624,965)
19,620,000		6/7/51	2.050% semi-annually	3-Month LIBOR quarterly	(2,453)	(1,772,569)
56,670,000		7/9/51	1.671% semi-annually	3-Month LIBOR quarterly	(252,571)	397,250
Total					$(2,312,416)	$12,268,599

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at August 31, 2021[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Apache Corp., 4.875%, due 11/15/27	$9,404,000	6/20/26	1.711%	1.000% quarterly	$(308,037)	$(454,321)	$146,284

See Notes to Financial Statements.

38	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[4]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.36 Index	$313,615,000	6/20/26	5.000% quarterly	$30,766,259	$24,455,883	$6,310,376
Markit CDX.NA.IG.36 Index	1,115,469,000	6/20/26	1.000% quarterly	28,286,063	22,477,394	5,808,669
Total	$1,429,084,000			$59,052,322	$46,933,277	$12,119,045

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

† Percentage shown is an annual percentage rate.

* Notional amount denominated in U.S. dollars, unless otherwise noted.

** One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real

BRL-CDI	— Brazil Cetip InterBank Deposit Rate

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

SOFR	— Secured Overnight Financing Rate

TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report	39

Statement of assets and liabilities (unaudited)

August 31, 2021

Assets:
Investments, at value (Cost — $4,132,358,632)	$4,177,200,827
Foreign currency, at value (Cost — $56,520,362)	56,412,684
Cash	737,011
Deposits with brokers for centrally cleared swap contracts	75,411,650
Deposits with brokers for open futures contracts and exchange-traded options	46,779,632
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $27,816,605)	28,768,265
Interest receivable	23,759,228
Unrealized appreciation on forward foreign currency contracts	11,008,737
Receivable for Fund shares sold	9,264,551
Receivable for securities sold	2,782,463
Deposits with brokers for OTC derivatives	2,220,000
Deposits with brokers for TBA securities	880,000
Receivable from broker — net variation margin on centrally cleared swap contracts	288,327
Receivable from investment manager	91,905
Receivable for premiums on written options	41,160
Prepaid expenses	46,571
Total Assets	4,435,693,011

Liabilities:
Payable for securities purchased	408,210,176
Payable for Fund shares repurchased	7,444,445
Unrealized depreciation on forward foreign currency contracts	5,465,481
OTC swaps, at value (premiums received — $0)	3,375,948
Written options, at value (premiums received — $4,194,840)	2,774,642
Payable to broker — net variation margin on open futures contracts	577,607
Deposits from brokers for OTC derivatives	360,000
Trustees’ fees payable	8,640
Accrued expenses	279,413
Total Liabilities	428,496,352
Total Net Assets	$4,007,196,659

Net Assets:
Par value (Note 5)	$4,317
Paid-in capital in excess of par value	3,892,306,298
Total distributable earnings (loss)	114,886,044
Total Net Assets	$4,007,196,659

Shares Outstanding	431,692,372

Net Asset Value	$9.28

See Notes to Financial Statements.

40	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2021

Investment Income:
Interest	$70,550,812
Less: Foreign taxes withheld	(607,841)
Total Investment Income	69,942,971

Expenses:
Custody fees	142,998
Fund accounting fees	112,860
Registration fees	54,820
Legal fees	39,611
Audit and tax fees	28,803
Trustees’ fees	28,026
Interest expense	24,254
Commodity pool reports	20,165
Transfer agent fees	16,538
Insurance	16,384
Commitment fees (Note 6)	10,857
Shareholder reports	7,526
Miscellaneous expenses	6,096
Total Expenses	508,938
Less: Fee waivers and/or expense reimbursements (Note 2)	(508,938)
Net Expenses	—
Net Investment Income	69,942,971

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(24,830,013)
Futures contracts	41,760,710
Written options	40,982,996
Swap contracts	17,579,444
Forward foreign currency contracts	24,173,807
Foreign currency transactions	785,557
Net Realized Gain	100,452,501
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	40,765,712
Futures contracts	(13,221,116)
Written options	466,665
Swap contracts	(21,922,668)
Forward foreign currency contracts	5,563,809
Foreign currencies	(1,262,648)
Change in Net Unrealized Appreciation (Depreciation)	10,389,754
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	110,842,255
Increase in Net Assets From Operations	$180,785,226

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report	41

Statements of changes in net assets

For the Six Months Ended August 31, 2021 (unaudited) and the Year Ended February 28, 2021	August 31	February 28

Operations:
Net investment income	$69,942,971	$109,193,113
Net realized gain (loss)	100,452,501	(76,277,242)
Change in net unrealized appreciation (depreciation)	10,389,754	32,848,581
Increase in Net Assets From Operations	180,785,226	65,764,452

Distributions to Shareholders From (Note 1):
Total distributable earnings	(99,752,743)	(23,159,641)
Decrease in Net Assets From Distributions to Shareholders	(99,752,743)	(23,159,641)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	904,270,327	1,570,734,058
Cost of shares repurchased	(412,787,137)	(582,533,650)
Increase in Net Assets From Fund Share Transactions	491,483,190	988,200,408
Increase in Net Assets	572,515,673	1,030,805,219

Net Assets:
Beginning of period	3,434,680,986	2,403,875,767
End of period	$4,007,196,659	$3,434,680,986

See Notes to Financial Statements.

42	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
	2021[1,2]	2021[1]	2020[1,3]	2019[1]	2018[1]	2017[1,4]	2016[1,5]

Net asset value, beginning of period	$9.08	$9.27	$8.91	$9.18	$9.20	$9.42	$9.14

Income (loss) from operations:
Net investment income	0.18	0.33	0.45	0.44	0.45	0.15	0.47
Net realized and unrealized gain (loss)	0.27	(0.44)	0.69	(0.31)	0.23	(0.04)	0.31
Total income (loss) from operations	0.45	(0.11)	1.14	0.13	0.68	0.11	0.78

Less distributions from:
Net investment income	(0.18)	(0.06)	(0.64)	(0.40)	(0.70)	(0.19)	(0.46)
Net realized gains	(0.07)	(0.02)	(0.14)	—	—	(0.14)	(0.04)
Total distributions	(0.25)	(0.08)	(0.78)	(0.40)	(0.70)	(0.33)	(0.50)

Net asset value, end of period	$9.28	$9.08	$9.27	$8.91	$9.18	$9.20	$9.42
Total return[6]	5.06%	(1.08)%	13.16%	1.44%	7.49%	1.19%	8.88%

Net assets, end of period (millions)	$4,007	$3,435	$2,404	$1,845	$1,735	$1,083	$995

Ratios to average net assets:
Gross expenses[7]	0.03%[8]	0.04%	0.04%	0.04%	0.04%	0.04%[8]	0.05%
Net expenses[9,10]	0.00 [8]	0.00	0.00	0.00	0.00	0.00 [8]	0.00
Net investment income	3.87 [8]	3.74	4.88	5.09	4.80	5.00 [8]	5.17

Portfolio turnover rate	48%[11]	69%	31%	37%	26%	13%	36%

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report	43

Financial highlights (cont’d)

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2021 (unaudited).

[3]	For the year ended February 29.

[4]	For the period November 1, 2016 through February 28, 2017.

[5]	For the year ended October 31.

[6]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.

[8]	Annualized.

[9]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 81% for the six months ended August 31, 2021.

See Notes to Financial Statements.

44	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series Core Plus Completion Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the

Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

46	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$1,000,285,088	—	$1,000,285,088
Senior Loans	—	902,044,005	—	902,044,005
Sovereign Bonds	—	784,252,824	—	784,252,824
Collateralized Mortgage Obligations	—	571,420,326	—	571,420,326
Mortgage-Backed Securities	—	185,260,573	—	185,260,573
Asset-Backed Securities	—	138,521,710	—	138,521,710
U.S. Government & Agency Obligations	—	38,340,405	—	38,340,405
Purchased Options:
Exchange-Traded Purchased Options	$1,464,460	—	—	1,464,460
OTC Purchased Options	—	3,376,572	—	3,376,572
Total Long-Term Investments	1,464,460	3,623,501,503	—	3,624,965,963
Short-Term Investments†:
U.S. Treasury Bills	—	199,977,908	—	199,977,908
Overnight Deposits	—	352,256,956	—	352,256,956
Total Short-Term Investments	—	552,234,864	—	552,234,864
Total Investments	$1,464,460	$4,175,736,367	—	$4,177,200,827

Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$14,940,529	—	—	$14,940,529
Forward Foreign Currency Contracts††	—	$11,008,737	—	11,008,737
Centrally Cleared Interest Rate Swaps††	—	26,563,147	—	26,563,147
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	146,284	—	146,284
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	12,119,045	—	12,119,045
Total Other Financial Instruments	$14,940,529	$49,837,213	—	$64,777,742
Total	$16,404,989	$4,225,573,580	—	$4,241,978,569
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$2,774,642	—	—	$2,774,642
Futures Contracts††	37,128,596	—	—	37,128,596
Forward Foreign Currency Contracts††	—	$5,465,481	—	5,465,481
OTC Interest Rate Swaps	—	3,375,948	—	3,375,948
Centrally Cleared Interest Rate Swaps††	—	14,294,548	—	14,294,548
Total	$39,903,238	$23,135,977	—	$63,039,215

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or

48	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared

50	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of August 31, 2021, the total notional value of all credit default swaps to sell protection was $1,438,488,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended August 31, 2021, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a

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Notes to financial statements (unaudited) (cont’d)

specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets

52	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(h) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

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Notes to financial statements (unaudited) (cont’d)

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(j) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At August 31, 2021, the Fund had sufficient cash and/or securities to cover these commitments.

(k) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(l) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and

54	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(m) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(n) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(o) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

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Notes to financial statements (unaudited) (cont’d)

(p) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(q) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may

56	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(r) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(s) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the

Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of August 31, 2021, the Fund held forward foreign currency contracts and OTC interest rate swaps with credit related contingent features which had a liability position of $8,841,429. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of August 31, 2021, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $2,220,000 which could be used to reduce the required payment.

At August 31, 2021, the Fund held cash collateral from Citibank N.A. in the amount of $360,000 and non-cash collateral from BNP Paribas SA, Goldman Sachs Group Inc. and Morgan Stanley & Co. Inc. in the amounts of $1,250,998, $773,565 and $6,326,353, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(t) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional

58	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(u) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(v) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(w) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(x) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA and the subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and

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Notes to financial statements (unaudited) (cont’d)

LMPFA and the subadvisers will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

During the six months ended August 31, 2021, fees waived and/or expenses reimbursed amounted to $508,938.

Franklin Distributors, LLC (formerly known as Legg Mason Investor Services, LLC prior to July 7, 2021) (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$680,034,884	$2,472,474,054
Sales	494,440,524	2,437,895,486

At August 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$4,132,358,632	$131,172,505	$(86,330,310)	$44,842,195
Written options	(4,194,840)	1,528,867	(108,669)	1,420,198
Futures contracts	—	14,940,529	(37,128,596)	(22,188,067)
Forward foreign currency contracts	—	11,008,737	(5,465,481)	5,543,256
Swap contracts	44,166,540	38,828,476	(17,670,496)	21,157,980

60	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2021.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$1,103,063	$3,737,969	—	$4,841,032
Futures contracts[3]	14,882,884	57,645	—	14,940,529
Forward foreign currency contracts	—	11,008,737	—	11,008,737
Centrally cleared swap contracts[4]	26,563,147	—	$12,265,329	38,828,476
Total	$42,549,094	$14,804,351	$12,265,329	$69,618,774

LIABILITY DERIVATIVES[1]
		Interest Rate Risk	Foreign Exchange Risk	Total
Written options		$2,722,697	$51,945	$2,774,642
Futures contracts[3]		11,278,330	25,850,266	37,128,596
Forward foreign currency contracts		—	5,465,481	5,465,481
OTC swap contracts[5]		3,375,948	—	3,375,948
Centrally cleared swap contracts[4]		14,294,548	—	14,294,548
Total		$31,671,523	$31,367,692	$63,039,215

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[5]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

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Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(14,330,426)	$(11,192,179)	—	$(25,522,605)
Futures contracts	25,902,860	15,857,850	—	41,760,710
Written options	39,261,727	1,721,269	—	40,982,996
Swap contracts	(14,244,306)	—	$31,823,750	17,579,444
Forward foreign currency contracts	—	24,173,807	—	24,173,807
Total	$36,589,855	$30,560,747	$31,823,750	$98,974,352

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(926,071)	$2,062,758	—	$1,136,687
Futures contracts	17,298,008	(30,519,124)	—	(13,221,116)
Written options	567,468	(100,803)	—	466,665
Swap contracts	(15,525,143)	—	$(6,397,525)	(21,922,668)
Forward foreign currency contracts	—	5,563,809	—	5,563,809
Total	$1,414,262	$(22,993,360)	$(6,397,525)	$(27,976,623)

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in the Statement of Operations.

During the six months ended August 31, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$4,053,790
Written options	6,455,748
Futures contracts (to buy)	7,619,525,866
Futures contracts (to sell)	4,985,559,562
Forward foreign currency contracts (to buy)	1,153,827,422
Forward foreign currency contracts (to sell)	639,466,709

62	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

Average Notional Balance
Interest rate swap contracts	$2,649,875,136
Credit default swap contracts (sell protection)	1,443,785,714

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of August 31, 2021.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	—	$(22,176)	$(22,176)	—	$(22,176)
BNP Paribas SA	$1,525,111	—	1,525,111	$(1,250,998)	274,113
Citibank N.A.	1,176,646	(1,843,340)	(666,694)	(360,000)	(1,026,694)
Goldman Sachs Group Inc.	1,867,508	(2,965,367)	(1,097,859)	(773,565)	(1,871,424)
JPMorgan Chase & Co.	1,160,138	(3,759,677)	(2,599,539)	2,220,000	(379,539)
Morgan Stanley & Co. Inc.	8,655,906	(250,869)	8,405,037	(6,326,353)	2,078,684
Total	$14,385,309	$(8,841,429)	$5,543,880	$(6,490,916)	$(947,036)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Shares of beneficial interest

At August 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Fund were as follows:

	Six Months Ended August 31, 2021	Year Ended February 28, 2021
Shares sold	98,616,222	186,109,533
Shares repurchased	(45,054,589)	(67,178,862)
Net increase	53,561,633	118,930,671

6. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility

Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended August 31, 2021.

7. Deferred capital losses

As of February 28, 2021, the Fund had deferred capital losses of $6,211,934, which have no expiration date, that will be available to offset future taxable capital gains.

8. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

9. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

64	Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

Western Asset SMASh Series Core Plus Completion Fund 2021 Semi-Annual Report	65

Western Asset

SMASh Series Core Plus Completion Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Western Asset Management Company Ltd

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

†	Effective July 7, 2021, Legg Mason Investor Services, LLC was renamed Franklin Distributors, LLC.

Western Asset SMASh Series Core Plus Completion Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series Core Plus Completion Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series Core Plus Completion Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2021 Franklin Distributors, LLC,

Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD04237 10/21 SR21-4256

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust Chief Executive Officer

Date:	October 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 22, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 22, 2021